owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position
Current assets	$ 6,416		$ 6,416		$ 6,416		$ 6,313
Non-current assets	50,895		50,895		50,895		49,823
Current liabilities	9,684		9,684		9,684		9,478
Non-current liabilities	30,582		30,582		30,582		$ 29,356
Statement of income and other comprehensive income
Net income	221	$ 196	361	$ 420
Comprehensive income (loss)	223	115	482	341
condensed interim consolidated statements of cash flows
Cash provided by operating activities	1,388	1,117	2,338	1,878	4,959	$ 4,304
Cash used by investing activities	(1,255)	(908)	(2,247)	(3,241)
Cash provided (used) by financing activities	(1,370)	(437)	(28)	1,038
Income taxes	115	152	195	279	305	$ 560
Non-controlling interests
Statement of income and other comprehensive income
Net income			6	3
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	1,265		1,265		1,265			$ 1,122
Non-current assets	5,424		5,424		5,424			5,395
Current liabilities	1,172		1,172		1,172			990
Non-current liabilities	2,702		2,702		$ 2,702			$ 2,829
Statement of income and other comprehensive income
Revenue and other income	936	896	1,860	1,824
Net income	(5)	(8)	33	10
Comprehensive income (loss)	19	(67)	102	(31)
condensed interim consolidated statements of cash flows
Cash provided by operating activities	125	78	250	143
Cash used by investing activities	(38)	(34)	(72)	(1,203)
Cash provided (used) by financing activities	$ (88)	$ (43)	$ (143)	$ 1,082
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period			56.00%	56.60%	56.10%
Effect of
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))				(1.40%)
Share-based compensation and other			(0.20%)
Non-controlling interests conversion of multiple voting shares to subordinate voting shares			1.30%
Interest in TELUS International (Cda) Inc., end of period	55.80%	56.10%	55.80%	56.10%	55.80%	56.10%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period			85.40%	72.40%	73.40%
Effect of.
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))				(0.20%)
Interest in TELUS International (Cda) Inc., end of period	86.70%	73.40%	86.70%	73.40%	86.70%	73.40%
condensed interim consolidated statements of cash flows
Acquisition of shares from non-controlling interests				$ 32
Equity interest	55.80%	56.10%	55.80%	56.10%	55.80%	56.10%	56.00%	56.60%
Voting interest	86.70%	73.40%	86.70%	73.40%	86.70%	73.40%	85.40%	72.40%
Telus International (Cda) Inc. | Non-controlling shareholders
Effect of
TELUS Corporation acquisition of shares from non-controlling interests				0.90%
Effect of.
TELUS Corporation acquisition of shares from non-controlling interests				1.20%
condensed interim consolidated statements of cash flows
Acquisition of shares from non-controlling interests				$ 57